Interests in equity-accounted investees - Narrative (Details)				12 Months Ended
	Oct. 15, 2024 USD ($)	Oct. 14, 2024 USD ($)	Jul. 20, 2023 USD ($) shares $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of associates [line items]
Gains (losses) on disposals of investments				$ 1,244,000	$ 0	$ 0
Insighta
Disclosure of associates [line items]
Proportion of ownership interest in joint venture (%)			50.00%
Insighta | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)					50.00%
Class A ordinary shares
Disclosure of associates [line items]
Number of instruments (in shares) | shares			1,481,481
Share price (in $ per share) | $ / shares			$ 0.83
Class A ordinary shares after reverse stock split
Disclosure of associates [line items]
Share price (in $ per share) | $ / shares			$ 12.51
Insighta
Disclosure of associates [line items]
Interests in equity-accounted investees			$ 80,000,000
Percentage of shareholding of an equity accounted investee (%)	35.00%	35.00%
Percentage of ownership interest disposed (%)		15.00%
Consideration received		$ 30,000,000
Gains (losses) on disposals of investments	$ 1,244,000
Insighta | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of voting rights held in associate (%)				35.00%
ACTmed Co., Ltd
Disclosure of associates [line items]
Percentage of ownership interest disposed (%)				24.85%
Consideration received				$ 1
Gains (losses) on disposals of investments				$ 0
ACTmed Co., Ltd | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of voting rights held in associate (%)				0.00%	0.00%